Consolidated Statements of Financial Position (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Allowance for doubtful accounts (in Dollars and Yuan Renminbi)	¥ 20,495	¥ 21,241
Ordinary shares, authorized shares	10,000,000,000	10,000,000,000
Ordinary shares, par value (in Yuan Renminbi per share) | ¥ / shares	¥ 0.001	¥ 0.001
Ordinary shares, issued	1,252,367,264	1,301,915,084
Ordinary shares, outstanding	1,073,891,784	1,123,475,604
Variable Interest Entity, Not Primary Beneficiary [Member]
Other payables and accrued expenses (in Dollars and Yuan Renminbi) | ¥		¥ 8,184
Refundable share rights deposits (in Dollars and Yuan Renminbi) | ¥	¥ 266,901	¥ 138,328